SCHEDULE OF OPERATING LEASES SUPPLEMENTAL BALANCE SHEET INFORMATION (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Operating Lease
Right-of-use assets	$ 2,325	¥ 16,507	¥ 231
Operating lease liabilities - current	476	3,376	1,162
Operating lease liabilities - non-current	$ 1,566	11,122	145
Total lease liabilities		¥ 14,498	¥ 1,307
Weighted average remaining lease term	4 years 6 months	4 years 6 months	1 year 2 months 4 days
Weighted average discount rate	4.75%	4.75%	4.75%